Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Number of employee share option, anti-dilutive	470,000	470,000	530,000